Shareholder Report, Holdings (Details)	Jun. 30, 2024
TFA Tactical Income Fund (Class I) | Debt Funds [Member]
Holdings [Line Items]
Percent of Total Investments	67.67%
TFA Tactical Income Fund (Class I) | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	18.41%
TFA Tactical Income Fund (Class I) | Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	11.05%
TFA Tactical Income Fund (Class I) | Commodity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.87%
TFA Tactical Income Fund (Class I) | First American Treasury Obligations Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.04%
TFA Tactical Income Fund (Class I) | Invesco Senior Loan ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.93%
TFA Tactical Income Fund (Class I) | iShares Core U.S. Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.34%
TFA Tactical Income Fund (Class I) | SPDR Bloomberg Short Term High Yield Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.34%
TFA Tactical Income Fund (Class I) | SPDR Bloomberg High Yield Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.71%
TFA Tactical Income Fund (Class I) | Innovator U.S. Equity Accelerated 9 Buffer ETF - January [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.07%
TFA Tactical Income Fund (Class I) | iShares iBoxx $ Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.28%
TFA Tactical Income Fund (Class I) | Invesco Variable Rate Preferred ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.51%
TFA Tactical Income Fund (Class I) | FolioBeyond Alternative Income and Interest Rate Hedge ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.31%
TFA Tactical Income Fund (Class I) | First Trust Preferred Securities and Income ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.51%
Tactical Growth Allocation Fund (Class I) | Debt Funds [Member]
Holdings [Line Items]
Percent of Total Investments	14.21%
Tactical Growth Allocation Fund (Class I) | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
Tactical Growth Allocation Fund (Class I) | Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	27.79%
Tactical Growth Allocation Fund (Class I) | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	6.84%
Tactical Growth Allocation Fund (Class I) | Asset Allocation Funds [Member]
Holdings [Line Items]
Percent of Total Investments	21.76%
Tactical Growth Allocation Fund (Class I) | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	3.73%
Tactical Growth Allocation Fund (Class I) | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	2.95%
Tactical Growth Allocation Fund (Class I) | Alternative Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.29%
Tactical Growth Allocation Fund (Class I) | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	2.86%
Tactical Growth Allocation Fund (Class I) | Commodity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.12%
Tactical Growth Allocation Fund (Class I) | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	2.85%
Tactical Growth Allocation Fund (Class I) | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	1.81%
Tactical Growth Allocation Fund (Class I) | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	1.72%
Tactical Growth Allocation Fund (Class I) | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	1.36%
Tactical Growth Allocation Fund (Class I) | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	1.11%
Tactical Growth Allocation Fund (Class I) | First American Treasury Obligations Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.09%
Tactical Growth Allocation Fund (Class I) | SPDR Bloomberg 1-3 Month T-Bill ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.19%
Tactical Growth Allocation Fund (Class I) | HCM Defender 100 Index ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.85%
Tactical Growth Allocation Fund (Class I) | Vanguard Total Stock Market ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.21%
Tactical Growth Allocation Fund (Class I) | Direxion HCM Tactical Enhanced U.S. ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.38%
Tactical Growth Allocation Fund (Class I) | ProShares Ultra S&P500 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%
Tactical Growth Allocation Fund (Class I) | HCM Defender 500 Index ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.64%
Tactical Growth Allocation Fund (Class I) | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.64%
Tactical Growth Allocation Fund (Class I) | Invesco QQQ Trust Series 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.94%
Tactical Growth Allocation Fund (Class I) | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.44%
TFA Quantitative Fund (Class I) | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	11.14%
TFA Quantitative Fund (Class I) | Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	51.73%
TFA Quantitative Fund (Class I) | Asset Allocation Funds [Member]
Holdings [Line Items]
Percent of Total Investments	35.64%
TFA Quantitative Fund (Class I) | Alternative Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.49%
TFA Quantitative Fund (Class I) | First American Treasury Obligations Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.84%
TFA Quantitative Fund (Class I) | HCM Defender 100 Index ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.96%
TFA Quantitative Fund (Class I) | Vanguard Total Stock Market ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.21%
TFA Quantitative Fund (Class I) | Direxion HCM Tactical Enhanced U.S. ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.37%
TFA Quantitative Fund (Class I) | ProShares Ultra S&P500 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.86%
TFA Quantitative Fund (Class I) | HCM Defender 500 Index ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.32%
TFA Quantitative Fund (Class I) | Invesco QQQ Trust Series 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.45%
TFA Quantitative Fund (Class I) | iShares U.S. Technology ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.95%
TFA Quantitative Fund (Class I) | ProShares Ultra QQQ [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.02%
TFA Quantitative Fund (Class I) | FT Vest Laddered Buffer ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.77%
TFA AlphaGen Growth Fund (Class I) | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	22.99%
TFA AlphaGen Growth Fund (Class I) | Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	64.83%
TFA AlphaGen Growth Fund (Class I) | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	7.31%
TFA AlphaGen Growth Fund (Class I) | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	0.73%
TFA AlphaGen Growth Fund (Class I) | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	1.62%
TFA AlphaGen Growth Fund (Class I) | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	1.81%
TFA AlphaGen Growth Fund (Class I) | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	0.71%
TFA AlphaGen Growth Fund (Class I) | First American Treasury Obligations Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.14%
TFA AlphaGen Growth Fund (Class I) | Vanguard Total Stock Market ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.23%
TFA AlphaGen Growth Fund (Class I) | ProShares Ultra S&P500 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.42%
TFA AlphaGen Growth Fund (Class I) | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
TFA AlphaGen Growth Fund (Class I) | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.82%
TFA AlphaGen Growth Fund (Class I) | ProShares Ultra QQQ [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.56%
TFA AlphaGen Growth Fund (Class I) | FT Vest Laddered Buffer ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.81%
TFA AlphaGen Growth Fund (Class I) | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%
TFA AlphaGen Growth Fund (Class I) | Innovator U.S. Equity Accelerated ETF - Quarterly [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.85%
TFA AlphaGen Growth Fund (Class I) | Alphabet, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.62%